Derivative Instruments and Hedging Activities - Fair Values of Financial Derivatives Instruments on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Derivatives designated as Hedging Instrument under ASC 815
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 1.1	$ 23.1	$ 41.9
Derivatives designated as Hedging Instrument under ASC 815 | Interest rate swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	1.1	23.1	41.9
Derivatives not designated as Hedging Instrument under ASC 815
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	0.2	0.2	0.3
Derivatives not designated as Hedging Instrument under ASC 815 | Interest rate swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps	$ 0.2	$ 0.2	$ 0.3